Commitments and Contingencies (Details)				12 Months Ended
	Dec. 05, 2024 shares	Jul. 20, 2022 USD ($)	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) ft² $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 05, 2023 ft²	Apr. 19, 2023 ft²	Nov. 16, 2022 ft²
Commitments and Contingencies [Line Items]
Sponsorship fee commitment				$ 11,000,000	$ 22,000,000	$ 37,000,000
Square feet of land (in Square Feet) | ft²				288,680			288,680	3,843	30,744
Accrued contingencies				$ 2,206,905	970,000
Contingent liability					$ 557,103
Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Sponsorship fee commitment				$ 90,000,000
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Commitments and Contingencies [Line Items]
Underwriting discount (in Dollars per share) | $ / shares				$ 0.2
Deferred underwriting commissions per unit (in Dollars per share) | $ / shares				$ 0.35
Deferred underwriting commissions value				$ 7,000,000
Advisory fee				400,000
Deferred advisory fee				700,000
Additional fee paid		$ 192,000
Indemnifiable amounts				$ 5,000,000
Percentage of monthly extension payments				75.00%
Advances amount				$ 1,383,537
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Underwriter [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting and advisory commissions		$ 336,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Common stock forfeited (in Shares) | shares	2,000,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Common stock forfeited (in Shares) | shares	2,000,000
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Common stock, Par or stated value per share (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Commitments and Contingencies [Line Items]
Shares subject to redemption (in Shares) | shares				8,530,242
Common stock, Par or stated value per share (in Dollars per share) | $ / shares				$ 0.0001	0.0001
Stock issued during the period shares (in Shares) | shares				1,279,536
Aggregate fair value price per share (in Dollars per share) | $ / shares				$ 0.21
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Investor [Member]
Commitments and Contingencies [Line Items]
Stock issued during period, value, new issues				$ 274,826
Class B Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Common stock, Par or stated value per share (in Dollars per share) | $ / shares				$ 0.0001	0.0001
Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Commitments and Contingencies [Line Items]
Shares subject to redemption (in Shares) | shares				1,279,536
Common stock, Par or stated value per share (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Common stock, Par or stated value per share (in Dollars per share) | $ / shares			$ 0.0001
Stock issued during the period shares (in Shares) | shares			8,625,000
Stock issued during period, value, new issues			$ 25,000
Common stock forfeited (in Shares) | shares				2,000,000
IPO [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Underwriter [Member]
Commitments and Contingencies [Line Items]
Underwriting value				$ 4,000,000